General - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended			31 Months Ended
	Jul. 20, 2022	Feb. 28, 2022	Jun. 01, 2021	Nov. 15, 2019	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	May 31, 2022	Nov. 04, 2019
General [Line Items]
Shares repurchase program expiration date				Dec. 16, 2019
Treasury stock, shares repurchased				280,719		341,413	332,033	280,719
Treasury stock, average price per share				$ 91.00		$ 73.03
Shares authorized to purchase under stock repurchase program										300,000,000
Treasury stock, aggregate purchase price						$ 771,406,000	$ 746,472,000
Stock repurchase program, remaining authorized repurchase amount						$ 224,500,000
Aquinox Pharmaceuticals (Canada) Inc. [Member]
General [Line Items]
Acquisition of all issued and outstanding shares of Aquinox					$ 8,000,000
Alchemee Acquisition [Member]
General [Line Items]
Business acquisition, date of acquisition		Feb. 28, 2022
Percentage of ownership acquired		100.00%
Purchase price		$ 99,000,000
Taro Pharmaceutical Industries Ltd [Member] | Class A Shares [Member]
General [Line Items]
Number of shares acquired			5
Taro Pharmaceutical Industries Ltd [Member] | Class B Shares [Member]
General [Line Items]
Number of shares acquired			150
Taro Development Corporation [Member] | Class A Shares [Member]
General [Line Items]
Number of shares acquired			5
Taro Pharmaceuticals U.S.A., Inc. [Member] | Taro Canada [Member]
General [Line Items]
Percentage of ownership acquired			100.00%
Maximum [Member]
General [Line Items]
Treasury stock, aggregate purchase price				$ 225,000,000
Subsequent Event [Member]
General [Line Items]
Treasury stock, shares repurchased									954,165
Subsequent Event [Member] | 280,719 shares at an Average Price of $91.00 [Member]
General [Line Items]
Treasury stock, shares repurchased									280,719
Treasury stock, average price per share									$ 91.00
Subsequent Event [Member] | 332,033 Shares at an Average Price of $75.23 [Member]
General [Line Items]
Treasury stock, shares repurchased									332,033
Treasury stock, average price per share									$ 75.23
Subsequent Event [Member] | 341,413 Shares at an Average Price of $73.03 [Member]
General [Line Items]
Treasury stock, shares repurchased									341,413
Treasury stock, average price per share									$ 73.03
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder						29,497,813
Percentage of ordinary shares owned by majority share holder						78.50%
Vote attributable to share equity						85.70%
Sun Pharmaceutical Industries Ltd. [Member] | Subsequent Event [Member]
General [Line Items]
Percentage of ordinary shares owned by majority share holder	78.50%
Vote attributable to share equity	85.70%